Income Taxes (Tables)	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013 Inventergy Inc [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]
Income Tax Expenses Benefit
Income tax expense consisted of the following for the fiscal years ended July 31, 2013 and 2012 (in thousands):
	Fiscal year ended
	July 31, 2013	July 31, 2012
Current
Federal	$-	$-
State	20	20
	20	20
Deferred
Federal	-	-
State	-	-
	-	-
	$20	$20

Income tax expense (benefit) consisted of the following for the fiscal years ended July 31, 2013 and 2012 (in thousands):

	Fiscal year ended
	July 31, 2013	July 31, 2012

Current
Federal	$155	$270
State	30	50
	185	320
Deferred
Federal	17	(1)
State	3	-
	20	(1)
	$205	$319

Reconciliation
A reconciliation between the income tax expense recognized in the Company's consolidated statements of operations and the income tax expense (benefit) computed by applying the domestic federal statutory income tax rate to income before income taxes for fiscal years 2013 and 2012 is as follows (in thousands):

	2013	2012

Income tax expense at federal statutory rate (35%)	$85	$186
State income taxes	13	13
Change in valuation allowance	382	(160)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico	(245)	-
Imputed interest expense on notes payable - related parties	(193)	(32)
Other, net	(22)	13
Total income tax expense	$20	$20

A reconciliation between the income tax expense recognized in the Company's consolidated statements of operations and the income tax expense (benefit) computed by applying the domestic federal statutory income tax rate to income (loss) before income taxes for fiscal years 2013 and 2012 is as follows (in thousands):

	2013	2012

Income tax expense at federal statutory rate (35%)	$486	$349
State income taxes	21	33
Change in valuation allowance	64	(35)
Effect of tax rate differences and newly enacted tax rates in Puerto Rico	(176)	-
Imputed interest expense on notes payable - related parties	(193)	(32)
Other, net	3	4
Total income tax expense	$205	$319

Deferred Tax Effects
The deferred tax effects of the Company's principal temporary differences at July 31, 2013 and 2012 are as follows (in thousands):

	2013	2012

Allowance for doubtful receivables	$105	$177
Inventories	227	858
Basis difference in property and equipment	(12)	(5)
Accrued warranty costs	87	50
Accrued expenses and other	123	115
Deferred revenue	-	(42)
Net operating loss carry-forwards	10,668	9,663
Valuation allowance	(11,198)	(10,816)
Total deferred tax asset	$-	$-

Significant components of the Company's deferred income taxes are as follows as of December 31, 2013:

Deferred taxes
Net operating loss carryforwards	$170,103
Intangibles – startup costs	1,171,673
Stock-based compensation	73,082
Gross deferred tax assets	1,414,858
Valuation allowance	(1,414,858)

Net deferred tax assets	$-

The deferred tax effects of the Company's principal temporary differences at July 31, 2013 and 2012 are as follows (in thousands):

	2013	2012

Allowance for doubtful accounts	$39	$43
Inventories	227	233
Basis difference in property and equipment	(7)	(1)
Accrued warranty costs	46	46
Accrued expenses and other	65	107
Net operating loss carry-forwards	41	70
Valuation allowance	(103)	(170)
Net deferred income taxes	$308	$328